Cover	Dec. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 (“Amendment No. 2”) on Form 8-K/A amends the Form 8-K/A (“Amendment No. 1”) filed by Tingo Group, Inc. (“Tingo”) on February 9, 2023, which amended and supplemented the Form 8-K filed on December 15, 2021 (the “Original Form 8-K”). This Amendment No. 2 provides certain consents by the independent registered public accounting firms to the incorporation by reference in the Registration Statements of Tingo of their reports to the financial statements of Tingo, Inc. and Tingo Mobile Ltd appearing in Amendment No. 1, as required by Item 9.01 of Form 8-K. The consent of independent registered public accounting firm Gries and Associates, LLC is filed as Exhibit 23.1 and the consent of independent registered public accounting firm Olayinka Oyebola & Co. is filed as Exhibit 23.2. Except as set forth herein, no modifications have been made to the information contained in the Original Form 8-K, as amended by Amendment No. 1. The information previously reported in or filed with the Original Form 8-K, as subsequently amended and supplemented, is hereby incorporated by reference into this Amendment No. 2.
Document Period End Date	Dec. 06, 2022
Entity File Number	001-35850
Entity Registrant Name	Tingo Group, Inc.
Entity Central Index Key	0000854800
Entity Tax Identification Number	27-0016420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 West Grand Avenue
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	201
Local Phone Number	225-0190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false